UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Master Enhanced S&P 500 Series

Annual Report, December 31, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile investing environment, Master Enhanced S&P 500 Series managed to outpace the return of the Standard & Poor's 500 Index for the year.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Master Enhanced S&P 500 Series had a net total return of +5.66% (master level). For the same period, the Standard & Poor's 500 (S&P 500) Index returned +4.91%. Performance benefited from both our stock-selection and stock substitution strategies.

The U.S. equity markets exhibited substantial volatility over the 12-month period, moving sideways for much of the year. The period got off to a rough start after a very strong fourth quarter of 2004. Economically sensitive and small-capitalization stocks fared the worst out of the gate. January 2005 was characterized by mixed economic data, higher interest rates, disappointing corporate earnings reports and climbing oil prices. In February, the market reversed course and performed well, even as productivity growth slowed and oil prices continued to climb. By March, however, stock prices resumed their downward slide, hurt by a combination of a worse-than-expected trade deficit, mixed economic news, continued high oil prices and rising interest rates.

In April, retail sales, payroll data, and consumer and business sentiment weakened. For most of the month, equity markets were dogged by continuing inflationary concerns, particularly as the price of oil climbed above $57 per barrel. The month closed with the release of March data indicating a particularly large jump in the Consumer Price Index, which worried investors concerned about the prospect of higher interest rates. May brought the announcement of slower-than-expected economic growth (with 3.1% gross domestic product growth in the first quarter). But despite concerns about slower economic activity, decelerating corporate profit growth and high oil prices, first-quarter earnings reports remained strong, leading to a stock market rally. June, however, brought a slowdown in the equity market as further worries about a slower economy dampened markets.

July was an impressive month for equity performance. The market was able to overcome the drag provided by a strong dollar, higher energy prices and a major terrorist attack in London. That attack caused an immediate 4% drop in the S&P 500 Index. However, investors quickly rebounded, and the market losses were recovered only one day later. August brought another reversal, as higher oil prices continued to engender fears of economic weakness. In the aftermath of Hurricane Katrina, the price of oil reached $70 per barrel. The market turned slightly positive in September as improved profits in the energy sector offset weakness in the retail, transportation, tourism and insurance sectors.

Stock prices slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite economic growth of 4.1% for the third quarter of 2005, short-term interest rates rose, oil prices remained historically high and consumer confidence declined. In November, equities were resilient in the face of further interest rate hikes, high energy prices and the strength of the U.S. dollar, which cut into the profits of domestic companies that do business internationally. Stock values rebounded as companies' strong productivity and high profit margins led to solid earnings growth, and as oil prices fell to the mid-$50 per barrel range. After nearly six weeks of stock market gains, equity performance was uninspiring in December, with thin trading volumes causing volatile movements in stock prices. Compounding the mixed results and leaving investors uncertain about the direction of the economy in 2006 was the fact that the yield curve inverted between the two-year and 10-year sectors at the end of December. That is, 10-year bond yields fell below two-year yields. Such inversions are historically a harbinger of an economic downturn.

For the full year, the S&P 500 Index's +4.91% return lagged the +12.56% return of the S&P MidCap 400 Index and the +7.68% return of the S&P SmallCap 600 Index.

As expected, interest rates moved considerably during the period as the yield curve flattened. The Federal Reserve continued its "measured" pace of monetary tightening by raising the federal funds rate in 25 basis point increments eight times in 2005. This brought the target short-term interest rate to 4.25% by year-end.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark.

During the year, the S&P 500 made the transition to a "free-float" or "float-adjusted" methodology for calculating market capitalization. The transition occurred in two phases taking place in March and then in September. With the change, only the shares of company stock that are readily available in the public market are used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make index calculations reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. To maintain a tight tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security by using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, additional equity issuance, short interest and price momentum factors, among others.

We also apply stock substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

In November, we removed the portfolio's earnings surprise/earnings estimate revision and positive price momentum signals, and instead established our turn-of-the-year positions, which we intend to maintain through the first half of January. The earnings surprise/earnings estimate revision signal will remain off until the second quarter of 2006.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction the market takes.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

January 23, 2006

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                 30,300          Boeing Co.                                                $   2,128,272
                                           18,100          Goodrich Corp.                                                  743,910
                                           29,200          Honeywell International, Inc.                                 1,087,700
                                            2,700          L-3 Communications Holdings, Inc.                               200,745
                                           11,500          Lockheed Martin Corp.                                           731,745
                                           15,800          Northrop Grumman Corp.                                          949,738
                                           40,200          Raytheon Co.                                                  1,614,030
                                           43,300          United Technologies Corp.                                     2,420,903
                                                                                                                     -------------
                                                                                                                         9,877,043
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%             12,500          FedEx Corp.                                                   1,292,375
                                            2,800          Ryder System, Inc.                                              114,856
                                           46,300          United Parcel Service, Inc. Class B                           3,479,445
                                                                                                                     -------------
                                                                                                                         4,886,676
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                            67,900          Southwest Airlines Co.                                        1,115,597
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                        100          Dana Corp.                                                          718
                                            7,200          The Goodyear Tire & Rubber Co. (a)                              125,136
                                            6,000          Johnson Controls, Inc.                                          437,460
                                                                                                                     -------------
                                                                                                                           563,314
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                        142,400          Ford Motor Co.                                                1,099,328
                                           24,100          Harley-Davidson, Inc.                                         1,240,909
                                                                                                                     -------------
                                                                                                                         2,340,237
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                            1,500          Brown-Forman Corp. Class B                                      103,980
                                           84,900          The Coca-Cola Co. (e)                                         3,422,319
                                           21,000          Coca-Cola Enterprises, Inc.                                     402,570
                                           13,100          Constellation Brands, Inc. Class A (a)                          343,613
                                            2,312          Molson Coors Brewing Co. Class B                                154,881
                                           12,200          Pepsi Bottling Group, Inc.                                      349,042
                                           68,010          PepsiCo, Inc.                                                 4,018,031
                                                                                                                     -------------
                                                                                                                         8,794,436
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.7%                       10,001          Abgenix, Inc. (a)                                               215,121
                                           48,680          Amgen, Inc. (a)                                               3,838,905
                                            6,400          Applera Corp. - Applied Biosystems Group                        169,984
                                           25,510          Biogen Idec, Inc. (a)                                         1,156,368
                                           37,725          Chiron Corp. (a)                                              1,677,254
                                            5,900          Genzyme Corp. (a)                                               417,602
                                           16,400          Gilead Sciences, Inc. (a)                                       863,132
                                           16,600          Medimmune, Inc. (a)                                             581,332
                                                                                                                     -------------
                                                                                                                         8,919,698
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%                   24,100          American Standard Cos., Inc.                                    962,795
                                           15,800          Masco Corp.                                                     477,002
                                                                                                                     -------------
                                                                                                                         1,439,797
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.1%                     28,640          Ameriprise Financial, Inc.                                    1,174,240
                                           12,100          The Bear Stearns Cos., Inc.                                   1,397,913
                                           86,100          The Charles Schwab Corp.                                      1,263,087
                                           41,000          E*Trade Financial Corp. (a)                                     855,260
                                            4,000          Franklin Resources, Inc.                                        376,040
                                           16,900          Goldman Sachs Group, Inc.                                     2,158,299
                                            2,300          Janus Capital Group, Inc.                                        42,849
                                            9,449          Lehman Brothers Holdings, Inc.                                1,211,078

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                           23,000          Mellon Financial Corp.                                    $     787,750
                                           37,700          Merrill Lynch & Co., Inc. (b)                                 2,553,421
                                           40,700          Morgan Stanley                                                2,309,318
                                           11,500          Northern Trust Corp.                                            595,930
                                           17,000          State Street Corp.                                              942,480
                                            3,700          T. Rowe Price Group, Inc.                                       266,511
                                                3          UBS AG Registered                                                   285
                                                                                                                     -------------
                                                                                                                        15,934,461
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                            8,000          Air Products & Chemicals, Inc.                                  473,520
                                              200          Ashland, Inc.                                                    11,580
                                           35,294          The Dow Chemical Co.                                          1,546,583
                                           58,000          E.I. du Pont de Nemours & Co.                                 2,465,000
                                              300          Eastman Chemical Co.                                             15,477
                                            9,500          Ecolab, Inc.                                                    344,565
                                            2,700          Engelhard Corp.                                                  81,405
                                           20,200          Monsanto Co.                                                  1,566,106
                                            8,100          PPG Industries, Inc.                                            468,990
                                           12,000          Praxair, Inc.                                                   635,520
                                            4,500          Rohm & Haas Co.                                                 217,890
                                                                                                                     -------------
                                                                                                                         7,826,636
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                    21,900          AmSouth Bancorp                                                 573,999
                                           25,625          BB&T Corp. (e)                                                1,073,944
                                          148,299          Bank of America Corp.                                         6,843,999
                                           10,300          Comerica, Inc.                                                  584,628
                                            9,218          Compass Bancshares, Inc.                                        445,137
                                           22,734          Fifth Third Bancorp                                             857,526
                                            5,200          First Horizon National Corp.                                    199,888
                                           11,111          Huntington Bancshares, Inc.                                     263,886
                                           14,800          KeyCorp                                                         487,364
                                            3,300          M&T Bank Corp.                                                  359,865
                                           13,200          Marshall & Ilsley Corp.                                         568,128
                                           28,500          National City Corp.                                             956,745
                                           15,202          PNC Financial Services Group, Inc.                              939,940
                                           24,595          Regions Financial Corp.                                         840,165
                                           17,600          SunTrust Banks, Inc.                                          1,280,576
                                           20,200          Synovus Financial Corp.                                         545,602
                                           81,154          U.S. Bancorp                                                  2,425,693
                                            2,003          Unizan Financial Corp.                                           53,200
                                           38,698          Wachovia Corp.                                                2,045,576
                                           43,955          Wells Fargo & Co.                                             2,761,693
                                           20,148          Westcorp                                                      1,342,058
                                            3,387          Zions Bancorporation                                            255,922
                                                                                                                     -------------
                                                                                                                        25,705,534
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%       4,600          Allied Waste Industries, Inc. (a)                                40,204
                                            4,800          Avery Dennison Corp.                                            265,296
                                           77,300          Cendant Corp.                                                 1,333,425
                                            4,300          Cintas Corp.                                                    177,074
                                            3,900          Equifax, Inc.                                                   148,278
                                           16,950          Manpower, Inc.                                                  788,175
                                            3,800          Robert Half International, Inc.                                 143,982
                                                                                                                     -------------
                                                                                                                         2,896,434
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%             4,771          ADC Telecommunications, Inc. (a)                          $     106,584
                                            6,700          Andrew Corp. (a)                                                 71,891
                                            6,200          Avaya, Inc. (a)                                                  66,154
                                           23,800          Ciena Corp. (a)                                                  70,686
                                          291,600          Cisco Systems, Inc. (a)                                       4,992,192
                                            8,300          Comverse Technology, Inc. (a)                                   220,697
                                           88,500          Corning, Inc. (a)                                             1,739,910
                                           25,900          Enterasys Networks, Inc. (a)                                    343,952
                                              100          JDS Uniphase Corp. (a)                                              236
                                              100          Lucent Technologies, Inc. (a)                                       266
                                          125,203          Motorola, Inc.                                                2,828,336
                                           80,900          QUALCOMM, Inc.                                                3,485,172
                                           20,440          Scientific-Atlanta, Inc.                                        880,351
                                           18,405          Tellabs, Inc. (a)                                               200,615
                                                                                                                     -------------
                                                                                                                        15,007,042
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%             41,800          Apple Computer, Inc. (a)                                      3,005,002
                                           92,000          Dell, Inc. (a)                                                2,759,080
                                          138,408          EMC Corp. (a)                                                 1,885,117
                                          139,710          Hewlett-Packard Co.                                           3,999,897
                                           75,400          International Business Machines Corp.                         6,197,880
                                            2,100          Lexmark International, Inc. Class A (a)                          94,143
                                            3,600          NCR Corp. (a)                                                   122,184
                                           18,500          Network Appliance, Inc. (a)                                     499,500
                                          112,200          Sun Microsystems, Inc. (a)                                      470,118
                                                                                                                     -------------
                                                                                                                        19,032,921
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%               3,300          Vulcan Materials Co.                                            223,575
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                    23,100          American Express Co.                                          1,188,726
                                           12,644          Capital One Financial Corp.                                   1,092,442
                                            9,146          Collegiate Funding Services LLC (a)                             180,634
                                           87,976          MBNA Corp.                                                    2,388,548
                                                                                                                     -------------
                                                                                                                         4,850,350
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%               3,100          Ball Corp.                                                      123,132
                                            1,900          Bemis Co.                                                        52,953
                                            2,500          Sealed Air Corp. (a)                                            140,425
                                            4,600          Temple-Inland, Inc.                                             206,310
                                                                                                                     -------------
                                                                                                                           522,820
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                        10,100          Genuine Parts Co.                                               443,592
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.6%      19,600          CIT Group, Inc.                                               1,014,888
                                          211,613          Citigroup, Inc. (e)                                          10,269,579
                                          165,463          JPMorgan Chase & Co.                                          6,567,226
                                           10,100          Principal Financial Group, Inc.                                 479,043
                                                                                                                     -------------
                                                                                                                        18,330,736
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             168,372          AT&T, Inc.                                                    4,123,430
Services - 1.7%                            13,800          BellSouth Corp.                                                 373,980
                                            8,000          Citizens Communications Co.                                      97,840
                                           14,700          PanAmSat Holding Corp.                                          360,150
                                           84,400          Qwest Communications International Inc. (a)                     476,860
                                          115,640          Verizon Communications, Inc.                                  3,483,077
                                                                                                                     -------------
                                                                                                                         8,915,337
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                  10,500          Allegheny Energy, Inc. (a)                                $     332,325
                                           21,500          American Electric Power Co., Inc.                               797,435
                                            8,100          Cinergy Corp.                                                   343,926
                                           29,500          Edison International                                          1,286,495
                                           25,459          Exelon Corp.                                                  1,352,891
                                           17,800          FPL Group, Inc.                                                 739,768
                                           22,000          PPL Corp.                                                       646,800
                                           18,100          The Southern Co.                                                624,993
                                                                                                                     -------------
                                                                                                                         6,124,633
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                 7,100          American Power Conversion Corp.                                 156,200
                                            2,900          Cooper Industries Ltd. Class A                                  211,700
                                           17,800          Emerson Electric Co.                                          1,329,660
                                            4,100          Rockwell Automation, Inc.                                       242,556
                                                                                                                     -------------
                                                                                                                         1,940,116
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                     13,076          Agilent Technologies, Inc. (a)                                  435,300
Instruments - 0.3%                          7,100          Jabil Circuit, Inc. (a)                                         263,339
                                            8,200          Molex, Inc.                                                     212,790
                                           22,900          Sanmina-SCI Corp. (a)                                            97,554
                                           48,100          Solectron Corp. (a)                                             176,046
                                              900          Symbol Technologies, Inc.                                        11,538
                                            3,500          Tektronix, Inc.                                                  98,735
                                                                                                                     -------------
                                                                                                                         1,295,302
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%          8,500          BJ Services Co.                                                 311,695
                                           10,700          Baker Hughes, Inc.                                              650,346
                                           18,700          Halliburton Co. (e)                                           1,158,652
                                            4,100          Nabors Industries Ltd. (a)                                      310,575
                                            4,900          National Oilwell Varco, Inc. (a)                                307,230
                                            2,800          Noble Corp.                                                     197,512
                                           18,900          Rowan Cos., Inc.                                                673,596
                                           22,100          Schlumberger Ltd.                                             2,147,015
                                           10,700          Transocean, Inc. (a)                                            745,683
                                            7,800          Weatherford International Ltd. (a)                              282,360
                                                                                                                     -------------
                                                                                                                         6,784,664
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.0%             9,000          Albertson's, Inc.                                               192,150
                                           28,000          CVS Corp.                                                       739,760
                                           15,700          Costco Wholesale Corp.                                          776,679
                                           64,100          The Kroger Co. (a)                                            1,210,208
                                            7,200          SUPERVALU Inc.                                                  233,856
                                           24,000          SYSCO Corporation                                               745,200
                                           45,500          Safeway, Inc.                                                 1,076,530
                                          102,500          Wal-Mart Stores, Inc.                                         4,797,000
                                            5,400          Walgreen Co.                                                    239,004
                                            6,300          Whole Foods Market, Inc.                                        487,557
                                                                                                                     -------------
                                                                                                                        10,497,944
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                        7,600          Campbell Soup Co.                                               226,252
                                           21,300          ConAgra Foods, Inc.                                             431,964
                                            9,500          General Mills, Inc.                                             468,540
                                           12,000          HJ Heinz Co.                                                    404,640
                                            2,900          The Hershey Co.                                                 160,225
                                            9,000          Kellogg Co.                                                     388,980

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                            3,500          McCormick & Co., Inc.                                     $     108,220
                                           18,600          Tyson Foods, Inc. Class A                                       318,060
                                            6,400          Wm. Wrigley Jr. Co.                                             425,536
                                                                                                                     -------------
                                                                                                                         2,932,417
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                     9,200          Animas Corp. (a)                                                222,180
Supplies - 1.9%                             4,300          Bausch & Lomb, Inc.                                             291,970
                                           22,500          Baxter International, Inc.                                      847,125
                                            9,200          Becton Dickinson & Co.                                          552,736
                                           10,200          Biomet, Inc.                                                    373,014
                                            3,400          CR Bard, Inc.                                                   224,128
                                           15,300          Fisher Scientific International (a)                             946,458
                                           13,100          Guidant Corp.                                                   848,225
                                            5,500          Hospira, Inc. (a)                                               235,290
                                           53,100          Medtronic, Inc.                                               3,056,967
                                            1,300          Millipore Corp. (a)                                              85,852
                                           27,900          PerkinElmer, Inc.                                               657,324
                                           12,200          St. Jude Medical, Inc. (a)                                      612,440
                                           11,900          Stryker Corp.                                                   528,717
                                           11,400          Thermo Electron Corp. (a)                                       343,482
                                            3,700          Waters Corp. (a)                                                139,860
                                                                                                                     -------------
                                                                                                                         9,965,768
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                    46,900          Beverly Enterprises, Inc. (a)                                   547,323
Services - 3.3%                            20,355          Cardinal Health, Inc.                                         1,399,406
                                                9          Caremark Rx, Inc. (a)                                               466
                                           11,300          Cigna Corp.                                                   1,262,210
                                            9,000          Coventry Health Care, Inc. (a)                                  512,640
                                            7,400          Express Scripts, Inc. (a)                                       620,120
                                            9,750          HCA, Inc.                                                       492,375
                                           17,500          Health Management Associates, Inc. Class A                      384,300
                                           16,700          Humana, Inc. (a)                                                907,311
                                           32,700          IDX Systems Corp. (a)                                         1,436,184
                                            9,300          IMS Health, Inc.                                                231,756
                                            4,300          Laboratory Corp. of America Holdings (a)                        231,555
                                            1,800          Manor Care, Inc.                                                 71,586
                                           15,500          McKesson Corp.                                                  799,645
                                               16          Medco Health Solutions, Inc. (a)                                    893
                                            4,500          Patterson Cos., Inc. (a)                                        150,300
                                            5,700          Quest Diagnostics, Inc.                                         293,436
                                           42,052          Renal Care Group, Inc. (a)                                    1,989,480
                                              100          Tenet Healthcare Corp. (a)                                          766
                                           58,913          UnitedHealth Group, Inc.                                      3,660,866
                                           27,158          WellPoint, Inc. (a)                                           2,166,934
                                                                                                                     -------------
                                                                                                                        17,159,552
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.8%       14,027          Carnival Corp.                                                  750,024
                                              900          Darden Restaurants, Inc.                                         34,992
                                           11,100          Dave & Buster's, Inc. (a)                                       195,471
                                            8,100          Fairmount Hotels & Resorts, Inc.                                343,521
                                           17,900          Harrah's Entertainment, Inc.                                  1,276,091
                                           34,700          Hilton Hotels Corp.                                             836,617
                                           33,900          International Game Technology                                 1,043,442

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                           30,330          La Quinta Corp. (a)                                       $     337,876
                                            4,000          Marriott International, Inc. Class A                            267,880
                                           49,700          McDonald's Corp.                                              1,675,884
                                           56,600          Starbucks Corp. (a)                                           1,698,566
                                            5,840          Starwood Hotels & Resorts Worldwide, Inc.                       372,942
                                            1,400          Wendy's International, Inc.                                      77,364
                                            7,700          Yum! Brands, Inc.                                               360,976
                                                                                                                     -------------
                                                                                                                         9,271,646
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.1%                   4,490          Black & Decker Corp.                                            390,450
                                            8,800          Centex Corp.                                                    629,112
                                           11,200          DR Horton, Inc.                                                 400,176
                                            8,500          Fortune Brands, Inc.                                            663,170
                                           11,200          KB HOME                                                         813,792
                                            5,800          Leggett & Platt, Inc.                                           133,168
                                           15,799          Lennar Corp. Class A                                            964,055
                                            3,300          Maytag Corp.                                                     62,106
                                           43,400          Newell Rubbermaid, Inc.                                       1,032,052
                                            8,800          Pulte Homes, Inc.                                               346,368
                                              600          Snap-On, Inc.                                                    22,536
                                            3,200          The Stanley Works                                               153,728
                                              100          Whirlpool Corp.                                                   8,376
                                                                                                                     -------------
                                                                                                                         5,619,089
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                  20,100          Colgate-Palmolive Co.                                         1,102,485
                                           19,200          Kimberly-Clark Corp.                                          1,145,280
                                          112,949          Procter & Gamble Co.                                          6,537,488
                                                                                                                     -------------
                                                                                                                         8,785,253
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                         16,600          Affiliated Computer Services, Inc. Class A (a)                  982,388
                                            7,600          Anteon International Corp. (a)                                  413,060
                                           42,500          Automatic Data Processing, Inc.                               1,950,325
                                                6          Cognizant Technology Solutions Corp. (a)                            302
                                           17,800          Computer Sciences Corp. (a)                                     901,392
                                           16,000          Electronic Data Systems Corp.                                   384,640
                                           26,955          First Data Corp.                                              1,159,335
                                            3,350          Fiserv, Inc. (a)                                                144,955
                                            9,700          Paychex, Inc.                                                   369,764
                                            3,400          Sabre Holdings Corp. Class A                                     81,974
                                           14,100          Unisys Corp. (a)                                                 82,203
                                                                                                                     -------------
                                                                                                                         6,470,338
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &              34,300          The AES Corp. (a)                                               542,969
Energy Traders - 0.5%                       8,300          Constellation Energy Group, Inc.                                478,080
                                           30,988          Duke Energy Corp.                                               850,621
                                          118,400          Dynegy, Inc. Class A (a)                                        573,056
                                                                                                                     -------------
                                                                                                                         2,444,726
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.7%             9,800          3M Co.                                                          759,500
                                          438,500          General Electric Co.                                         15,369,425
                                            4,700          Textron, Inc.                                                   361,806
                                           94,042          Tyco International Ltd.                                       2,714,052
                                                                                                                     -------------
                                                                                                                        19,204,783
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.6%                           28,200          ACE Ltd.                                                  $   1,507,008
                                            1,700          AMBAC Financial Group, Inc.                                     131,002
                                           20,400          Aflac, Inc.                                                     946,968
                                           22,900          The Allstate Corp.                                            1,238,203
                                          119,075          American International Group, Inc.                            8,124,487
                                            6,200          Chubb Corp.                                                     605,430
                                            5,677          Cincinnati Financial Corp.                                      253,648
                                            4,830          Fidelity National Title Group, Inc. Class A                     117,611
                                            9,700          Genworth Financial, Inc. Class A                                335,426
                                           10,000          Hartford Financial Services Group, Inc.                         858,900
                                            6,100          Jefferson-Pilot Corp.                                           347,273
                                            7,379          Lincoln National Corp.                                          391,308
                                            2,400          MBIA, Inc.                                                      144,384
                                               42          Manulife Financial Corp.                                          2,470
                                           17,500          Marsh & McLennan Cos., Inc.                                     555,800
                                           27,000          Metlife, Inc.                                                 1,323,000
                                            6,400          The Progressive Corp.                                           747,392
                                           18,000          Prudential Financial, Inc.                                    1,317,420
                                           47,929          The St. Paul Travelers Cos., Inc. (e)                         2,140,988
                                           28,100          UICI                                                            997,831
                                           19,400          XL Capital Ltd. Class A                                       1,307,172
                                                                                                                     -------------
                                                                                                                        23,393,721
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%           58,705          eBay, Inc. (a)                                                2,538,991
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%         1,500          Google, Inc. Class A (a)                                        622,290
                                           66,832          Yahoo!, Inc. (a)                                              2,618,478
                                                                                                                     -------------
                                                                                                                         3,240,768
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.0%         2,800          Brunswick Corp.                                                 113,848
                                            4,700          Hasbro, Inc.                                                     94,846
                                                                                                                     -------------
                                                                                                                           208,694
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                           24,800          Caterpillar, Inc.                                             1,432,696
                                            1,900          Cummins, Inc.                                                   170,487
                                            6,100          Danaher Corp.                                                   340,258
                                            7,400          Deere & Co.                                                     504,014
                                            6,700          Dover Corp.                                                     271,283
                                           19,000          Eaton Corp.                                                   1,274,710
                                            9,300          Illinois Tool Works, Inc.                                       818,307
                                            6,600          Joy Global, Inc.                                                264,000
                                            3,900          Navistar International Corp. (a)                                111,618
                                           19,400          PACCAR, Inc.                                                  1,343,062
                                            3,000          Pall Corp.                                                       80,580
                                           17,800          Parker Hannifin Corp.                                         1,174,088
                                                                                                                     -------------
                                                                                                                         7,785,103
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                               54,657          Comcast Corp. Class A (a)                                     1,418,896
                                           37,000          Comcast Corp. Special Class A (a)                               950,530
                                            7,200          EW Scripps Co. Class A                                          345,744
                                           12,500          Gannett Co., Inc.                                               757,125
                                            5,400          Interpublic Group of Cos., Inc. (a)                              52,110
                                            5,900          Knight-Ridder, Inc.                                             373,470
                                              300          News Corp. Class A                                                4,665
                                            8,200          Omnicom Group                                                   698,066

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                          240,825          Time Warner, Inc.                                         $   4,199,988
                                           30,000          Univision Communications, Inc. Class A (a)                      881,700
                                           80,397          Viacom, Inc. Class B (a)                                      2,620,942
                                           55,900          Walt Disney Co.                                               1,339,923
                                                1          Washington Post Class B                                             765
                                                                                                                     -------------
                                                                                                                        13,643,924
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                     30,300          Alcoa, Inc.                                                     895,971
                                              200          Allegheny Technologies, Inc.                                      7,216
                                            5,600          Barrick Gold Corp.                                              156,072
                                            5,100          Freeport-McMoRan Copper & Gold, Inc. Class B                    274,380
                                            4,000          Newmont Mining Corp.                                            213,600
                                           15,400          Nucor Corp.                                                   1,027,488
                                            7,700          Phelps Dodge Corp.                                            1,107,799
                                           16,600          Placer Dome, Inc.                                               380,638
                                                                                                                     -------------
                                                                                                                         4,063,164
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                      7,100          Ameren Corp.                                                    363,804
                                            6,000          CMS Energy Corp. (a)                                             87,060
                                           66,600          Centerpoint Energy, Inc.                                        855,810
                                           14,800          Dominion Resources, Inc.                                      1,142,560
                                               15          NiSource, Inc.                                                      313
                                           37,500          PG&E Corp.                                                    1,392,000
                                           13,400          Public Service Enterprise Group, Inc.                           870,598
                                           30,000          Sempra Energy                                                 1,345,200
                                            5,200          TECO Energy, Inc.                                                89,336
                                                                                                                     -------------
                                                                                                                         6,146,681
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                     1,400          Big Lots, Inc. (a)                                               16,814
                                           15,600          Dollar General Corp.                                            297,492
                                            8,200          Family Dollar Stores, Inc.                                      203,278
                                           20,435          Federated Department Stores                                   1,355,454
                                            7,000          JC Penney Co., Inc.                                             389,200
                                           25,500          Kohl's Corp. (a)                                              1,239,300
                                            9,000          Nordstrom, Inc.                                                 336,600
                                           33,000          Target Corp.                                                  1,814,010
                                                                                                                     -------------
                                                                                                                         5,652,148
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                  39,400          Xerox Corp. (a)                                                 577,210
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.3%          1,900          Amerada Hess Corp.                                              240,958
                                            7,600          Anadarko Petroleum Corp.                                        720,100
                                           13,600          Apache Corp.                                                    931,872
                                           14,900          Burlington Resources, Inc.                                    1,284,380
                                           88,502          Chevron Corp.                                                 5,024,259
                                           57,202          ConocoPhillips                                                3,328,012
                                           18,290          Devon Energy Corp.                                            1,143,857
                                           19,000          EOG Resources, Inc.                                           1,394,030
                                           23,700          El Paso Corp.                                                   288,192
                                          270,800          Exxon Mobil Corp.                                            15,210,836
                                            5,399          Kerr-McGee Corp.                                                490,553
                                            3,600          Kinder Morgan, Inc.                                             331,020
                                           25,636          Marathon Oil Corp.                                            1,563,027
                                            3,800          Murphy Oil Corp.                                                205,162
                                           16,514          Occidental Petroleum Corp.                                    1,319,138

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                           10,300          Sunoco, Inc.                                              $     807,314
                                           31,446          Valero Energy Corp.                                           1,622,614
                                            3,300          Vintage Petroleum, Inc.                                         175,989
                                           29,000          Williams Cos., Inc.                                             671,930
                                           11,699          XTO Energy, Inc.                                                514,054
                                                                                                                     -------------
                                                                                                                        37,267,297
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%             14,300          International Paper Co.                                         480,623
                                            4,600          Louisiana-Pacific Corp.                                         126,362
                                            7,400          MeadWestvaco Corp.                                              207,422
                                            9,000          Weyerhaeuser Co.                                                597,060
                                                                                                                     -------------
                                                                                                                         1,411,467
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                   17,800          Avon Products, Inc.                                             508,190
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                     34,200          Abbott Laboratories                                           1,348,506
                                            5,400          Allergan, Inc.                                                  582,984
                                           11,700          Bristol-Myers Squibb Co.                                        268,866
                                           19,000          Eli Lilly & Co.                                               1,075,210
                                           17,000          Forest Laboratories, Inc. (a)                                   691,560
                                          124,586          Johnson & Johnson                                             7,487,619
                                           40,400          King Pharmaceuticals, Inc. (a)                                  683,568
                                          112,102          Merck & Co., Inc. (e)                                         3,565,965
                                           14,900          Mylan Laboratories                                              297,404
                                          308,840          Pfizer, Inc.                                                  7,202,149
                                           68,000          Schering-Plough Corp.                                         1,417,800
                                            7,800          Watson Pharmaceuticals, Inc. (a)                                253,578
                                           58,600          Wyeth                                                         2,699,702
                                                                                                                     -------------
                                                                                                                        27,574,911
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.9%                         17,600          AMLI Residential Properties Trust                               669,680
                                            7,100          Archstone-Smith Trust                                           297,419
                                           12,800          Arden Realty, Inc.                                              573,824
                                           11,500          Centerpoint Properties Trust                                    569,020
                                           18,800          Equity Office Properties Trust                                  570,204
                                            5,700          Plum Creek Timber Co., Inc.                                     205,485
                                            8,700          Prologis                                                        406,464
                                            4,400          Public Storage, Inc.                                            297,968
                                            6,600          Simon Property Group, Inc.                                      505,758
                                            5,600          Vornado Realty Trust                                            467,432
                                                                                                                     -------------
                                                                                                                         4,563,254
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                         12,500          Burlington Northern Santa Fe Corp.                              885,250
                                            8,900          CSX Corp.                                                       451,853
                                           31,100          Norfolk Southern Corp.                                        1,394,213
                                           21,600          Union Pacific Corp.                                           1,739,016
                                                                                                                     -------------
                                                                                                                         4,470,332
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             12,700          Advanced Micro Devices, Inc. (a)                                388,620
Equipment - 3.1%                            7,400          Altera Corp. (a)                                                137,122
                                           15,000          Analog Devices, Inc.                                            538,050
                                          109,800          Applied Materials, Inc.                                       1,969,812
                                           24,800          Applied Micro Circuits Corp. (a)                                 63,736
                                            9,300          Broadcom Corp. Class A (a)                                      438,495
                                           16,800          Freescale Semiconductor, Inc. Class B (a)                       422,856
                                          282,100          Intel Corp.                                                   7,041,216

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
                                            4,800          Kla-Tencor Corp.                                          $     236,784
                                           16,100          LSI Logic Corp. (a)                                             128,800
                                           14,400          Linear Technology Corp.                                         519,408
                                            9,000          Maxim Integrated Products, Inc.                                 326,160
                                           25,300          Micron Technology, Inc. (a)                                     336,743
                                            9,200          National Semiconductor Corp.                                    239,016
                                            5,700          Novellus Systems, Inc. (a)                                      137,484
                                            7,800          Nvidia Corp. (a)                                                285,168
                                           88,600          Texas Instruments, Inc.                                       2,841,402
                                                                                                                     -------------
                                                                                                                        16,050,872
----------------------------------------------------------------------------------------------------------------------------------
Software - 3.6%                            25,600          Adobe Systems, Inc.                                             946,176
                                            6,800          Autodesk, Inc.                                                  292,060
                                            8,900          BMC Software, Inc. (a)                                          182,361
                                           26,209          Captiva Software Corp (a)                                       583,150
                                            7,200          Citrix Systems, Inc. (a)                                        207,216
                                                5          Computer Associates International, Inc.                             141
                                           15,900          Compuware Corp. (a)                                             142,623
                                            9,700          Electronic Arts, Inc. (a)                                       507,407
                                            4,500          Intuit, Inc. (a)                                                239,850
                                            5,900          Micromuse, Inc. (a)                                              58,351
                                          408,700          Microsoft Corp. (e)                                          10,687,505
                                           15,700          Novell, Inc. (a)                                                138,631
                                          143,300          Oracle Corp. (a)                                              1,749,693
                                           11,300          Parametric Technology Corp. (a)                                  68,930
                                           28,164          Serena Software, Inc. (a)                                       660,164
                                           65,500          Siebel Systems, Inc.                                            692,990
                                           74,262          Symantec Corp. (a)                                            1,299,585
                                                                                                                     -------------
                                                                                                                        18,456,833
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                     7,900          Bed Bath & Beyond, Inc. (a)                                     285,585
                                           28,500          Best Buy Co., Inc.                                            1,239,180
                                            6,400          Circuit City Stores, Inc.                                       144,576
                                           52,700          The Gap, Inc.                                                   929,628
                                           85,800          Home Depot, Inc.                                              3,473,184
                                           43,774          Limited Brands                                                  978,349
                                           29,600          Lowe's Cos., Inc.                                             1,973,136
                                           12,700          Office Depot, Inc. (a)                                          398,780
                                            4,400          OfficeMax, Inc.                                                 111,584
                                            7,200          RadioShack Corp.                                                151,416
                                           22,750          Staples, Inc.                                                   516,653
                                           21,300          TJX Cos., Inc.                                                  494,799
                                           19,200          Tiffany & Co.                                                   735,168
                                                                                                                     -------------
                                                                                                                        11,432,038
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                 27,500          Coach, Inc. (a)                                                 916,850
Goods - 0.6%                                6,600          Jones Apparel Group, Inc.                                       202,752
                                            5,900          Liz Claiborne, Inc.                                             211,338
                                            5,500          Nike, Inc. Class B                                              477,345
                                           14,100          Reebok International Ltd.                                       821,043
                                            4,800          VF Corp.                                                        265,632
                                                                                                                     -------------
                                                                                                                         2,894,960
----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

                                           Shares
Industry                                     Held          Common Stocks                                                  Value
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.6%          42,800          Countrywide Financial Corp.                               $   1,463,332
                                           51,600          Fannie Mae                                                    2,518,596
                                           25,620          Freddie Mac                                                   1,674,267
                                           11,400          Independence Community Bank Corp.                               452,922
                                            4,700          MGIC Investment Corp.                                           309,354
                                           12,100          Sovereign Bancorp, Inc.                                         261,602
                                           39,355          Washington Mutual, Inc.                                       1,711,943
                                                                                                                     -------------
                                                                                                                         8,392,016
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                             85,900          Altria Group, Inc.                                            6,418,448
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                         4,100          WW Grainger, Inc.                                               291,510
Distributors - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                 29,900          Alamosa Holdings, Inc. (a)                                      556,439
Services - 0.7%                            14,633          Alltel Corp.                                                    923,342
                                           79,349          Sprint Nextel Corp.                                           1,853,593
                                                                                                                     -------------
                                                                                                                         3,333,374
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $413,434,957) - 92.9%                               476,438,373
----------------------------------------------------------------------------------------------------------------------------------

                                                           Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                            2,680          SPDR Trust Series 1                                             333,419
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Exchange-Traded Funds
                                                           (Cost - $339,910) - 0.1%                                        333,419
----------------------------------------------------------------------------------------------------------------------------------

                                                           Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%          1,716          Amerada Hess Corp., 7% (d)                                      185,465
                                            3,924          Valero Energy Corp., 2% (d)                                     401,229
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks
                                                           (Cost - $250,909) - 0.1%                                        586,694
----------------------------------------------------------------------------------------------------------------------------------

                                             Face
                                           Amount          Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                    $ 475,000          Genzyme Corp., 1.25% due 12/01/2023 (d)                         536,156
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%           291,000          Tyco International Group SA, 3.125%
                                                           due 1/15/2023 (d)                                               396,487
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities
                                                           (Cost - $932,099) - 0.2%                                        932,643
----------------------------------------------------------------------------------------------------------------------------------

                                       Beneficial
                                         Interest          Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                      $31,391,542          Merrill Lynch Liquidity Series, LLC
                                                           Cash Sweep Series I (b)                                      31,391,542
                                       19,315,100          Merrill Lynch Liquidity Series, LLC
                                                           Money Market Series (b)(c)                                   19,315,100
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $50,706,642) - 9.9%                                  50,706,642
----------------------------------------------------------------------------------------------------------------------------------

                                        Number of
                                        Contracts          Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%                   50          Knight-Ridder, Inc., expiring January 2006 at USD 60              1,250
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Purchased
                                                           (Premiums Paid - $8,900) - 0.0%                                   1,250
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments
                                                           (Cost - $465,673,417*) - 103.2%                             528,999,021

                                                           Liabilities in Excess of Other Assets - (3.2%)              (16,298,493)
                                                                                                                     -------------
                                                           Net Assets - 100.0%                                       $ 512,700,528
                                                                                                                     =============

Master Enhanced S&P 500 Series
Schedule of Investments as of December 31, 2005

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 475,882,874
                                                                  =============
      Gross unrealized appreciation                               $  58,773,549
      Gross unrealized depreciation                                  (5,657,402)
                                                                  -------------
      Net unrealized appreciation                                 $  53,116,147
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net          Dividend/
      Affiliate                                     Activity     Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                         36,300     $  23,904
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                          $14,682,938     $ 792,076
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                          $19,315,100     $  17,236
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Convertible security.
(e)   Security, or a portion of security, is on loan.

      Financial futures contracts purchased as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration                      Unrealized
      Contracts      Issue              Date         Face Value     Depreciation
      --------------------------------------------------------------------------
        157       S&P 500 Index      March 2006     $49,925,748      $ (674,848)
      --------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

                                                                      Percent of
                                                                        Total
      Sector Representation                                          Investments
      --------------------------------------------------------------------------
      Financials                                                         19.2%
      Information Technology                                             15.1
      Health Care                                                        12.1
      Consumer Discretionary                                             10.3
      Industrials                                                        10.3
      Energy                                                              8.4
      Consumer Staples                                                    7.2
      Utilities                                                           2.8
      Materials                                                           2.7
      Telecommunication Services                                          2.3
      Other*                                                              9.6
      --------------------------------------------------------------------------

      *Includes portfolio holdings in short-term investments and options. For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005
===================================================================================================================================
Assets:         Investments in unaffiliated securities, at value (including securities loaned
                of $18,267,254) (identified cost-$412,826,019) ................................                       $ 475,737,708
                Investments in affiliated securities, at value (identified cost-$52,838,498) ..                          53,260,063
                Cash on deposit for financial futures contracts ...............................                           3,055,500
                Options purchased, at value (cost - $8,900) ...................................                               1,250
                Cash ..........................................................................                             454,872
                Receivables:
                      Securities sold .........................................................   $ 60,712,532
                      Dividends ...............................................................        647,133
                      Interest ................................................................          4,666
                      Securities lending ......................................................          1,433           61,365,764
                                                                                                  ------------
                Prepaid expenses ..............................................................                               4,610
                                                                                                                      -------------
                Total assets ..................................................................                         593,879,767
                                                                                                                      -------------
===================================================================================================================================
Liabilities:    Collateral on securities loaned, at value .....................................                          19,315,100
                Payables:
                      Securities purchased ....................................................     61,491,473
                      Variation margin ........................................................        210,271
                      Withdrawals .............................................................        121,779
                      Other affiliates ........................................................          5,517
                      Investment adviser ......................................................          3,984           61,833,024
                                                                                                  ------------
                Accrued expenses ..............................................................                              31,115
                                                                                                                      -------------
                Total liabilities .............................................................                          81,179,239
                                                                                                                      -------------
===================================================================================================================================
Net Assets:     Net assets ....................................................................                       $ 512,700,528
                                                                                                                      =============
===================================================================================================================================
Net Assets      Investors' capital ............................................................                       $ 450,049,772
Consist of:     Unrealized appreciation-net ...................................................                          62,650,756
                                                                                                                      -------------
                Net assets ....................................................................                       $ 512,700,528
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005
===========================================================================================================================
Investment          Dividends (including $23,904 from affiliates)
Income:             (net of $1,799 foreign withholding tax) ............................                       $  8,523,849
                    Interest (including $792,076 from affiliates) ......................                            801,489
                    Securities lending-net .............................................                             17,236
                                                                                                               ------------
                    Total income .......................................................                          9,342,574
                                                                                                               ------------
===========================================================================================================================
Expenses:           Professional fees ..................................................    $     81,772
                    Accounting services ................................................          75,295
                    Custodian fees .....................................................          63,630
                    Investment advisory fees ...........................................          50,519
                    Printing and shareholder reports ...................................          10,259
                    Trustees' fees and expenses ........................................           4,832
                    Pricing fees .......................................................             357
                    Other ..............................................................          15,410
                                                                                            ------------
                    Total expenses .....................................................                            302,074
                                                                                                               ------------
                    Investment income-net ..............................................                          9,040,500
                                                                                                               ------------
===========================================================================================================================
Realized &          Realized gain on:
Unrealized Gain        Investments (including $17,997 from affiliates)-net .............      19,808,952
(Loss)-Net             Future contracts-net ............................................       1,469,435
                       Options written .................................................         168,960         21,447,347
                                                                                            ------------
                    Change in unrealized appreciation/depreciation on:
                       Investments-net .................................................       1,756,660
                       Future contracts-net ............................................      (1,196,795)           559,865
                                                                                            ------------       ------------
                    Total realized and unrealized gain-net .............................                         22,007,212
                                                                                                               ------------
                    Net Increase in Net Assets Resulting from Operations ...............                       $ 31,047,712
                                                                                                               ============
===========================================================================================================================

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           For the
                                                                                                         Year Ended
                                                                                                        December 31,
                                                                                             ---------------------------------
                      Increase (Decrease) in Net Assets:                                           2005                2004
==============================================================================================================================
Operations:           Investment income-net ............................................     $   9,040,500       $   7,238,401
                      Realized gain-net ................................................        21,447,347          19,701,538
                      Change in unrealized appreciation/depreciation-net ...............           559,865          16,987,675
                                                                                             -------------       -------------
                      Net increase in net assets resulting from operations .............        31,047,712          43,927,614
                                                                                             -------------       -------------
==============================================================================================================================
Capital               Proceeds from contributions ......................................       172,703,936         171,647,163
Transactions:         Fair value of withdrawals ........................................       (37,325,571)       (138,774,854)
                                                                                             -------------       -------------
                      Net increase in net assets derived from capital transactions .....       135,378,365          32,872,309
                                                                                             -------------       -------------
==============================================================================================================================
Net Assets:           Total increase in net assets .....................................       166,426,077          76,799,923
                      Beginning of year ................................................       346,274,451         269,474,528
                                                                                             -------------       -------------
                      End of year ......................................................     $ 512,700,528       $ 346,274,451
                                                                                             =============       =============
==============================================================================================================================

      See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

FINANCIAL HIGHLIGHTS

               The following ratios have                                           For the Year Ended December 31,
               been derived from information provided              --------------------------------------------------------------
               in the financial statements.                          2005          2004         2003          2002         2001
=================================================================================================================================
Total Investment                                                       5.66%        11.51%       27.63%      (21.61%)      (11.67%)
Return:                                                            ========      ========     ========     ========      ========
=================================================================================================================================
Ratios to      Expenses, net of reimbursement ................          .06%          .06%         .09%         .08%          .08%
Average Net                                                        ========      ========     ========     ========       =======
Assets:        Expenses ......................................          .06%          .06%         .09%         .18%          .20%
                                                                   ========      ========     ========     ========       =======
               Investment income-net .........................         1.79%         1.99%        1.70%        1.59%         1.36%
                                                                   ========      ========     ========     ========       =======
=================================================================================================================================
Supplemental   Net assets, end of year (in thousands) ........     $512,701      $346,274     $269,475     $159,592      $ 74,073
Data:                                                              ========      ========     ========     ========       =======
               Portfolio turnover ............................       177.41%       119.58%       78.62%      101.85%       136.32%
                                                                   ========      ========     ========     ========       =======
=================================================================================================================================

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of December 31, 2005, the Series lent securities with a value of $5,297,290 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2005, MLIM, LLC received $7,504 in securities lending agent fees from the Series.

For the year ended December 31, 2005, the Series reimbursed FAM $15,455 for certain accounting services.

In addition, MLPF&S received $5,931 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2005.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $964,716,235 and $836,002,215, respectively.

Transactions in call options written for the year ended December 31, 2005 were as follows:

-------------------------------------------------------------------------------
                                                     Number of         Premiums
Call Options Written                                 Contracts         Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ..........................              --               --
Options written ..............................           1,285       $   48,804
Options expired ..............................            (835)         (28,009)
Options exercised ............................            (199)         (10,697)
Options closed ...............................            (251)         (10,098)
                                                    ---------------------------
Outstanding call options written,
  end of year ................................              --       $       --
                                                    ===========================
-------------------------------------------------------------------------------

Transactions in put options written for the year ended December 31, 2005 were as follows:

-------------------------------------------------------------------------------
                                                     Number of         Premiums
Put Options Written                                  Contracts         Received
-------------------------------------------------------------------------------
Outstanding put options written,
  beginning of year ..........................              --              --
Options written ..............................           4,689       $  199,630
Options expired ..............................          (3,799)        (133,842)
Options exercised ............................            (120)          (9,320)
Options closed ...............................            (770)         (56,468)
                                                    ---------------------------
Outstanding put options written,
  end of year ................................              --       $      --
                                                    ===========================
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005 the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced S&P 500 Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced S&P 500 Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                     Fund Complex     Directorships
                             Held with    Of Time                                                     Overseen by        Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee          Trustee
====================================================================================================================================
Interested Trustees
====================================================================================================================================
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and Trustee  present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011                             Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of OppenheimerFunds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.

            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
                  Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       23 Funds        Knology, Inc.,
Burton      Princeton, NJ               present    Limited partnership (an Investment Partnership)  42 Portfolios   (telecommun-
            08543-9095                             since 1979; Managing General Partner of The                      ications)
            Age: 61                                South Atlantic Venture Funds, since 1983;                        Symbion, Inc.
                                                   Member of the Investment Advisory Council of                     (healthcare)
                                                   the Florida State Board of Administration since
                                                   2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to    Professor of Finance and Economics, Graduate     23 Funds        None
Simon       Princeton, NJ               present    School of Business, Columbia University since    42 Portfolios
Hodrick     08543-9095                             1998.
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         23 Funds        ABIOMED (medical
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       42 Portfolios   device
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  manufacturer),
            Age: 62                                Director from 1995 to 2003; President of                         Cabot
                                                   Allmerica Investment Management Co., Inc.                        Corporation
                                                   (investment adviser) from 1989 to 2002;                          (chemicals), LKQ
                                                   Director from 1989 to 2002 and Chairman of the                   Corporation
                                                   Board from 1989 to 1990; President, Chief                        (auto parts
                                                   Executive Officer and Director of First                          manufacturing)
                                                   Allmerica Financial Life Insurance Company from                  and TJX
                                                   1989 to 2002 and Director of various other                       Companies, Inc.
                                                   Allmerica Financial companies until 2002;                        (retailer)
                                                   Director since 1989, Member of the Governance
                                                   Nominating Committee since 2004, Member of the
                                                   Compensation Committee of ABIOMED since 1989
                                                   and Member of the Audit Committee of ABIOMED
                                                   from 1990 to 2004; Director and Member of the
                                                   Governance and Nomination Committee of Cabot
                                                   Corporation and Member of the Audit Committee
                                                   since 1990; Director and Member of the Audit
                                                   Committee and Compensation Committee of LKQ
                                                   Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1999; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                     Portfolios in
                            Position(s)   Length                                                      Fund Complex    Other Public
                             Held with    Of Time                                                     Overseen by     Directorships
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee      Held by Trustee
====================================================================================================================================
Interested Trustees (concluded)
====================================================================================================================================
David H.    P.O. Box 9095  Trustee      2003 to    Consultant with Putnam Investments from 1993 to  23 Funds        None
Walsh       Princeton, NJ               present    2003 and employed in various capacities          42 Portfolios
            08543-9095                             therewith from 1973 to 1992; Director, The
            Age: 64                                National Audubon Society from 1998 to 2005;
                                                   Director, The American Museum of Fly Fishing
                                                   since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  23 Funds        Watson
Weiss       Princeton, NJ               present    Vice President, Planning, Investment and         42 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 64                                1997; Director of Michael J. Fox Foundation for                  (pharmaceutical
                                                   Parkinson's Research since 2000; Director of                     company)
                                                   BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Trust Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997
Burke       Princeton, NJ  President    present    and Treasurer thereof since 1999; Senior Vice
            08543-9011     and          and 1999   President and Treasurer of Princeton Services
            Age: 45        Treasurer    to         since 1999 and Director since 2004; Vice
                                        present    President of FAM Distributors, Inc. ("FAMD")
                                                   since 1999 and Director since 2004; Vice
                                                   President of MLIM and FAM from 1990 to 1997;
                                                   Director of Taxation of MLIM from 1990 to 2001;
                                                   Vice President, Treasurer and Secretary of the
                                                   IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to    Managing Director of MLIM since 2005; Director
Costa       Princeton, NJ  President    present    of MLIM from 1999 to 2005.
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of MLIM since 2004; Vice President of
Russo       Princeton, NJ  President    present    MLIM from 1994 to 2004.
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to    Chief Compliance Officer of the
Hiller      Princeton, NJ  Compliance   present    MLIM/FAM-advised funds and First Vice President
            08534          Officer                 and Chief Compliance Officer of MLIM (Americas
            Age: 54                                Region) since 2004; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
====================================================================================================================================
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002;
Pellegrino  Princeton, NJ               present    Vice President of MLIM from 1999 to 2002;
            08543-9011                             Attorney associated with MLIM since 1997;
            Age: 45                                Secretary of MLIM, FAM, FAMD and Princeton
                                                   Services since 2004.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $33,000
                                  Fiscal Year Ending December 31, 2004 - $31,300

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $8,700
                                  Fiscal Year Ending December 31, 2004 - $8,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: February 21, 2006